Vanguard Total International Bond II Index Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	58 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.03%	0.36%
Bloomberg Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.85%	(3.11%)
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	0.20%
Performance Inception Date	Feb. 26, 2021
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.23%	(0.97%)
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.75%	(0.34%)